UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund Investment Portfolio June 30, 2014

unaudited

Common stocks 91.11%
		Value
Financials 20.58%	Shares	(000)

Prudential PLC	93,463,984	$2,144,987
Barclays PLC	538,697,757	1,961,861
HDFC Bank Ltd.	81,545,429	1,113,869
HDFC Bank Ltd. (ADR)	7,663,015	358,782
AIA Group Ltd.	234,591,200	1,178,949
Housing Development Finance Corp. Ltd.[1]	62,275,570	1,027,710
AXA SA	39,998,157	956,001
Mizuho Financial Group, Inc.	442,850,000	909,262
Commerzbank AG, non-registered shares[1]	56,740,233	891,932
Société Générale	15,528,896	813,443
Bankia, SA1	389,975,203	756,134
ORIX Corp.	44,952,700	745,033
Axis Bank Ltd.	23,224,864	740,960
ICICI Bank Ltd.	31,318,399	738,452
UniCredit SpA	84,464,437	707,244
Fairfax Financial Holdings Ltd.[2]	826,291	390,425
Fairfax Financial Holdings Ltd.(CAD denominated)[2]	525,000	249,066
Bank of Ireland[1,2]	1,824,159,953	614,643
ING Groep NV, depository receipts[1]	39,990,000	561,820
Investment AB Kinnevik, Class B	12,801,828	545,676
Brookfield Asset Management Inc., Class A	12,150,993	534,887
Sumitomo Mitsui Financial Group, Inc.	12,025,000	503,767
Credit Suisse Group AG1	17,134,374	489,995
Sberbank of Russia (ADR)	21,040,000	213,135
Sberbank of Russia (ADR)	13,760,875	139,948
Sberbank of Russia (GDR)[3]	11,167,686	113,129
BNP Paribas SA	6,668,298	452,390
Banco Santander, SA1	43,215,656	451,507
Kotak Mahindra Bank Ltd.	30,067,137	441,696
Eurobank Ergasias SA1,2	800,389,651	404,414
Hana Financial Group Inc.	10,668,630	395,408
China Overseas Land & Investment Ltd.	147,592,000	358,011
Henderson Land Development Co. Ltd.	58,365,116	341,512
Banca Monte dei Paschi di Siena SPA[1]	169,519,543	328,454
Banca Monte dei Paschi di Siena SPA[1]	2,050,000	3,972
UBS AG1	16,549,020	303,623
Sun Hung Kai Properties Ltd.	22,052,550	302,460
Sampo Oyj, Class A	5,976,655	302,393
Deutsche Bank AG	8,318,333	292,674
Link Real Estate Investment Trust	45,863,471	246,762
Ping An Insurance (Group) Co. of China, Ltd., Class H	28,674,000	221,981
Aegon NV	24,562,997	214,384
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	14,998,300	199,177
Resona Holdings, Inc.	27,900,000	162,489
Svenska Handelsbanken AB, Class A	3,269,000	160,036
Common stocks
		Value
Financials (continued)	Shares	(000)

HSBC Holdings PLC	15,045,000	$ 152,578
Siam Commercial Bank PCL	25,212,200	130,897
Cheung Kong (Holdings) Ltd.	6,310,000	111,946
Daito Trust Construction Co., Ltd.	897,700	105,539
Royal Bank of Scotland Group PLC[1]	17,920,061	100,715
Toronto-Dominion Bank	1,900,000	97,809
Assicurazioni Generali SpA	4,410,000	96,678
Shinsei Bank, Ltd.	42,327,000	95,262
Bancolombia SA (ADR)	1,530,000	88,434
MS&AD Insurance Group Holdings, Inc.	2,658,000	64,203
Daiwa Securities Group Inc.	7,200,000	62,331
Investor AB, Class B	1,557,614	58,444
Industrial and Commercial Bank of China Ltd., Class H	87,810,255	55,516
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,653,053	52,531
Türkiye Garanti Bankasi AS	11,754,411	45,995
Kerry Properties Ltd.	9,888,500	34,576
Global Logistic Properties Ltd.	3,607,000	7,810
Banco Santander (Brasil) SA, units (ADR)	532,100	3,682
Ayala Land, Inc., preference shares[4]	481,283,600	1,103
		26,350,502

Consumer discretionary 12.89%

Volkswagen AG, nonvoting preferred	4,205,986	1,104,625
Liberty Global PLC, Class A1	12,011,000	531,126
Liberty Global PLC, Class C1	11,364,070	480,814
Toyota Motor Corp.	16,326,200	980,491
Rakuten, Inc.	65,173,300	842,129
Honda Motor Co., Ltd.	22,404,250	782,230
Industria de Diseño Textil, SA	4,984,000	767,084
Altice SA1	8,021,952	558,889
Sands China Ltd.	93,499,200	706,335
Naspers Ltd., Class N	5,580,917	657,011
Li & Fung Ltd.	397,500,100	588,783
Ctrip.com International, Ltd. (ADR)[1,2]	8,414,000	538,833
Publicis Groupe SA	5,422,969	459,946
Tata Motors Ltd.	55,477,262	397,828
Renault SA	3,922,922	354,690
Galaxy Entertainment Group Ltd.	44,110,000	352,862
adidas AG	3,474,000	351,872
Kering SA	1,471,508	322,692
Carnival PLC	8,445,000	319,117
Numericable Group SA, non-registered shares[1]	5,188,179	309,032
Hyundai Mobis Co., Ltd.	1,014,500	284,758
JD.com, Inc., Class A (ADR)[1]	9,929,000	283,076
Fuji Media Holdings, Inc.[2]	15,354,000	266,749
Melco Crown Entertainment Ltd. (ADR)	7,314,000	261,183
Nokian Renkaat Oyj[2]	6,677,000	260,570
Hyundai Motor Co.	1,146,000	259,940
H & M Hennes & Mauritz AB, Class B	5,513,000	240,931
Burberry Group PLC	8,922,000	226,441
Paddy Power PLC[2]	3,204,000	210,587
Mahindra & Mahindra Ltd.	10,840,000	206,761
Hero MotoCorp Ltd.	4,638,863	203,205
ASOS PLC[1]	3,937,471	199,462
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Panasonic Corp.	16,201,400	$ 197,350
LVMH Moët Hennessey-Louis Vuitton SA	980,000	188,942
Daimler AG	1,910,000	178,891
PT Astra International Tbk	284,194,000	174,400
Mr Price Group Ltd.	10,047,345	170,819
TOD’S SpA	1,224,376	155,834
Cie. Générale des Établissements Michelin	1,291,975	154,372
Techtronic Industries Co. Ltd.	43,815,000	140,483
Shangri-La Asia Ltd.	73,102,000	114,505
Bayerische Motoren Werke AG	829,435	105,193
Accor SA	1,740,000	90,514
Genting Singapore PLC	80,300,000	85,652
Nissan Motor Co., Ltd.	8,475,000	80,396
SEGA SAMMY HOLDINGS INC.	3,820,000	75,152
Kingfisher PLC	11,730,678	72,072
MGM China Holdings Ltd.	18,300,000	63,515
Kia Motors Corp.	994,660	55,641
Whitbread PLC	655,225	49,440
JCDecaux SA	1,216,000	45,373
		16,508,596

Information technology 12.69%

Samsung Electronics Co. Ltd.	1,549,100	2,024,027
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	51,125
Baidu, Inc., Class A (ADR)[1]	8,030,900	1,500,252
Tencent Holdings Ltd.	94,946,500	1,448,012
Taiwan Semiconductor Manufacturing Co. Ltd.	302,957,649	1,283,547
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	124,548
Murata Manufacturing Co., Ltd.[2]	14,705,400	1,376,259
Nintendo Co., Ltd.[2]	10,185,600	1,219,095
Naver Corp.	1,250,006	1,031,582
ASML Holding NV	8,496,811	791,275
Infineon Technologies AG2	56,470,947	705,906
ARM Holdings PLC	38,430,700	579,436
Yandex NV, Class A1	16,210,400	577,739
Gemalto NV2	4,804,745	498,041
Alcatel-Lucent[1]	133,730,799	477,571
Quanta Computer Inc.	116,646,530	339,884
Infosys Ltd.	5,794,000	313,620
NetEase, Inc. (ADR)	3,532,167	276,780
Hexagon AB, Class B	8,190,111	264,033
Samsung SDI Co., Ltd.	1,418,520	227,120
Trend Micro Inc.	6,270,000	206,411
Delta Electronics, Inc.	23,955,603	174,504
Mail.Ru Group Ltd. (GDR)[1]	3,787,000	133,492
Mail.Ru Group Ltd. (GDR)[1,3]	735,000	25,909
SAP AG	1,722,500	133,026
STMicroelectronics NV	13,780,000	123,629
OMRON Corp.	2,450,000	103,267
TDK Corp.	1,680,000	78,772
Spectris PLC	1,856,000	70,515
Keyence Corp.	159,500	69,583
ASM Pacific Technology Ltd.	2,389,000	26,108
		16,255,068
Common stocks
		Value
Health care 12.17%	Shares	(000)

Novo Nordisk A/S, Class B	122,081,900	$ 5,618,837
Bayer AG	21,088,384	2,978,593
Novartis AG	27,160,725	2,459,412
UCB SA2	11,334,824	959,649
Roche Holding AG	2,623,000	782,345
Teva Pharmaceutical Industries Ltd. (ADR)	12,810,300	671,516
Sysmex Corp.[2]	13,183,600	495,174
Fresenius SE & Co. KGaA	3,241,909	483,423
Grifols, SA, Class A, non-registered shares	5,467,614	298,836
Grifols, SA, Class B, non-registered shares	1,915,000	83,517
Grifols, SA, Class B (ADR)	1,770,739	78,001
Fresenius Medical Care AG & Co. KGaA	3,322,000	223,301
William Demant Holding A/S1	2,237,266	203,147
Merck KGaA	1,686,000	146,345
Sonova Holding AG	377,715	57,628
Sonic Healthcare Ltd.	2,948,000	48,174
		15,587,898

Industrials 8.39%

Airbus Group NV	15,521,890	1,040,177
Rolls-Royce Holdings PLC[1]	51,682,535	945,525
Ryanair Holdings PLC (ADR)[1]	16,627,920	927,838
International Consolidated Airlines Group, SA (CDI)[1,2]	111,313,540	705,810
Deutsche Lufthansa AG2	27,172,815	583,417
ASSA ABLOY AB, Class B	9,770,500	497,186
KONE Oyj, Class B	10,988,000	458,598
Jardine Matheson Holdings Ltd.	7,280,400	431,801
Babcock International Group PLC	20,939,478	416,412
Geberit AG	1,055,000	370,344
SMC Corp.	1,348,700	360,923
Schneider Electric SE	3,690,342	347,406
Hutchison Whampoa Ltd.	23,802,000	325,533
easyJet PLC	13,037,574	304,566
Mitsubishi Heavy Industries, Ltd.	45,041,000	280,992
Air France-KLM[1,2]	19,500,720	245,715
Siemens AG	1,850,000	244,328
Meggitt PLC	27,160,517	235,201
Bureau Veritas SA	8,354,000	231,871
VINCI SA	2,926,000	218,759
Komatsu Ltd.	9,200,000	213,597
Wolseley PLC	3,626,904	198,813
Marubeni Corp.	25,800,000	188,715
Canadian Pacific Railway Ltd.	824,000	149,278
FANUC CORP.	835,000	143,995
Kubota Corp.	9,800,000	138,915
China State Construction International Holdings Ltd.	77,638,000	136,235
Experian PLC	7,450,000	125,969
SGS SA	38,834	93,056
DP World Ltd.	3,487,145	68,697
ITOCHU Corp.	4,400,000	56,507
Andritz AG	555,000	32,074
Alstom SA	742,476	27,069
Nabtesco Corp.	111,700	2,470
		10,747,792
Common stocks
		Value
Consumer staples 7.57%	Shares	(000)

Associated British Foods PLC	38,306,738	$ 1,998,868
British American Tobacco PLC	25,170,999	1,498,240
Nestlé SA	15,566,799	1,205,953
Pernod Ricard SA	9,194,053	1,104,092
Alimentation Couche-Tard Inc., Class B	21,626,800	592,429
Japan Tobacco Inc.	15,147,100	552,176
SABMiller PLC	9,338,000	541,438
Seven & i Holdings Co., Ltd.	8,289,000	349,217
OJSC Magnit (GDR)	5,520,000	325,680
ITC Ltd.	58,045,737	313,705
Anheuser-Busch InBev NV	2,189,450	251,533
Wal-Mart de México, SAB de CV, Series V	65,671,436	175,650
Asahi Group Holdings, Ltd.	4,795,000	150,517
Shoprite Holdings Ltd.	9,506,643	137,661
Imperial Tobacco Group PLC	2,200,000	99,022
Hengan International Group Co. Ltd.	7,587,500	79,885
Orion Corp.	84,500	77,418
Unilever NV, depository receipts	1,493,000	65,328
PT Indofood Sukses Makmur Tbk	87,140,000	49,248
Charoen Pokphand Foods PCL	58,240,000	48,900
Treasury Wine Estates Ltd.	7,363,000	34,784
Kirin Holdings Co., Ltd.	1,825,000	26,356
Coca-Cola HBC AG (CDI)[1]	944,000	21,681
		9,699,781

Telecommunication services 3.97%

SoftBank Corp.	35,063,300	2,610,754
MTN Group Ltd.	21,215,700	446,836
KDDI Corp.	4,954,000	302,164
China Telecom Corp. Ltd., Class H	555,080,000	271,438
China Unicom (Hong Kong) Ltd.	152,990,000	236,481
Reliance Communications Ltd.	91,597,000	222,806
Intouch Holdings PCL, nonvoting depository receipts	70,218,800	158,482
Intouch Holdings PCL	27,182,200	61,349
Iliad SA	657,500	198,745
TeliaSonera AB	22,175,000	161,993
Swisscom AG	191,000	111,029
Vodafone Group PLC	28,084,200	93,723
OJSC Mobile TeleSystems (ADR)	4,447,250	87,789
OJSC MegaFon (GDR)[1,3]	2,270,600	71,524
Axiata Group Bhd.	23,020,000	49,969
		5,085,082

Materials 3.69%

Syngenta AG	1,963,315	731,262
First Quantum Minerals Ltd.[2]	29,972,181	640,987
Linde AG	2,164,239	460,230
Rio Tinto PLC	6,038,000	321,215
Chr. Hansen Holding A/S2	7,573,000	318,923
Amcor Ltd.	28,815,000	283,395
Anhui Conch Cement Co. Ltd., Class H	71,416,000	245,105
K+S AG	7,000,000	230,186
Grasim Industries Ltd. (GDR)[4]	1,915,953	109,281
Common stocks
		Value
Materials (continued)	Shares	(000)

Grasim Industries Ltd.	1,544,513	$ 88,095
Fortescue Metals Group Ltd.	47,565,000	195,104
BASF SE	1,650,500	192,170
L’Air Liquide SA4	999,522	134,948
L’Air Liquide SA, bonus shares[4]	286,111	38,629
ArcelorMittal	9,028,000	133,881
Glencore PLC	23,100,000	128,701
LG Chem, Ltd.	410,800	120,179
Akzo Nobel NV	1,290,000	96,710
UltraTech Cement Ltd.	2,171,165	93,566
Impala Platinum Holdings Ltd.	6,177,600	62,084
Givaudan SA1	34,832	58,093
Koninklijke DSM NV	515,979	37,580
		4,720,324

Energy 2.55%

BG Group PLC	33,293,000	703,674
Royal Dutch Shell PLC, Class A (EUR denominated)	4,573,000	189,357
Royal Dutch Shell PLC, Class B	2,785,000	121,182
Royal Dutch Shell PLC, Class A	2,110,000	87,333
Royal Dutch Shell PLC, Class B (ADR)	988,700	86,027
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	82,370
Reliance Industries Ltd.	24,871,800	419,899
KunLun Energy Co. Ltd.	183,706,000	302,922
BP PLC	23,618,164	208,123
Pacific Rubiales Energy Corp.	8,086,800	164,305
OJSC Gazprom (ADR)[1]	18,750,000	163,406
TOTAL SA	2,100,000	151,771
Oil Search Ltd.	14,500,000	132,216
Enbridge Inc.	2,599,520	123,343
INPEX CORP.	6,600,000	100,331
Technip SA	754,308	82,516
CNOOC Ltd.	39,400,100	70,764
Eni SpA	2,568,000	70,257
		3,259,796

Utilities 1.78%

Power Grid Corp. of India Ltd.[2]	296,023,422	685,119
China Resources Gas Group Ltd.[2]	118,420,000	372,813
Power Assets Holdings Ltd.	41,066,500	358,982
National Grid PLC	18,749,517	269,538
ENN Energy Holdings Ltd.	34,250,000	246,145
Cheung Kong Infrastructure Holdings Ltd.	21,780,000	150,204
PT Perusahaan Gas Negara (Persero) Tbk	258,300,000	121,470
Hong Kong and China Gas Co. Ltd.	31,986,963	69,996
		2,274,267

Miscellaneous 4.83%

Other common stocks in initial period of acquisition		6,189,654
Total common stocks (cost: $74,903,111,000)		116,678,760
Rights & warrants 0.00%
		Value
Miscellaneous 0.00%		(000)

Other rights & warrants in initial period of acquisition		$ 2,394
Total rights & warrants (cost: $0)		2,394
Bonds, notes & other debt instruments 0.52%
	Principal amount
U.S. Treasury bonds & notes 0.52%	(000)

U.S. Treasury 0.25% 2015[5]	$ 392,300	392,814
U.S. Treasury 0.25% 2015	145,000	145,155
U.S. Treasury 0.25% 2015	135,000	135,179
		673,148
Total bonds, notes & other debt instruments (cost: $672,339,000)		673,148

Short-term securities 8.53%

Federal Home Loan Bank 0.043%–0.16% due 7/2/2014–4/27/2015	3,796,824	3,796,271
Freddie Mac 0.07%–0.17% due 7/16/2014–6/16/2015	2,878,075	2,876,862
Fannie Mae 0.055%–0.15% due 7/29/2014–1/5/2015	1,329,000	1,328,794
Federal Farm Credit Banks 0.11%–0.16% due 7/7/2014–3/19/2015	295,000	294,933
Toronto-Dominion Holdings USA Inc. 0.11%–0.17% due 7/14/2014–9/8/2014[3]	220,000	219,982
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.18% due 7/14/2014–7/21/2014[3]	121,300	121,291
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14%–0.17% due 7/9/2014–7/18/2014	75,600	75,596
Bank of Nova Scotia 0.155%–0.195% due 7/8/2014–8/21/2014	190,000	189,982
International Bank for Reconstruction and Development 0.095%–0.13% due 8/22/2014–1/2/2015	180,000	179,951
Nordea Bank AB 0.14%–0.215% due 7/2/2014–8/26/2014[3]	170,600	170,577
Sumitomo Mitsui Banking Corp. 0.12%–0.21% due 7/8/2014–7/17/2014[3]	170,500	170,491
U.S. Treasury Bills 0.123%–0.136% due 8/21/2014–3/5/2015	152,900	152,883
Mizuho Funding LLC 0.18%–0.225% due 7/2/2014–7/25/2014[3]	146,400	146,387
BNZ International Funding Ltd. 0.16%–0.205% due 9/22/2014–10/17/2014[3]	100,000	99,948
National Australia Funding (Delaware) Inc. 0.125% due 7/21/2014[3]	40,900	40,898
Commonwealth Bank of Australia 0.13%–0.14% due 8/26/2014–9/2/2014[3]	113,400	113,375
Siemens Capital Co. LLC 0.09% due 7/24/2014[3]	100,000	99,994
GlaxoSmithKline Finance PLC 0.12% due 8/5/2014[3]	75,000	74,990
Kells Funding, LLC 0.20%–0.23% due 8/18/2014–10/3/2014[3]	75,000	74,979
Coca-Cola Co. 0.14%–0.17% due 7/31/2014–10/16/2014[3]	73,045	73,024
BASF AG 0.09% due 7/30/2014[3]	68,000	67,996
Australia & New Zealand Banking Group, Ltd. 0.145%–0.16% due 9/15/2014–9/16/2014[3]	65,200	65,174
KfW 0.10%–0.11% due 7/15/2014–7/23/2014[3]	64,300	64,298
Nestlé Finance International Ltd. 0.12% due 7/7/2014	58,000	58,000
Total Capital Canada Ltd. 0.08% due 7/14/2014[3]	53,000	52,998
Svenska Handelsbanken Inc. 0.155%–0.20% due 8/4/2014–10/22/2014[3]	51,500	51,481
Standard Chartered Bank 0.19% due 8/19/2014[3]	50,000	49,991
Export Development Canada 0.12% due 10/8/2014	50,000	49,986
Electricité de France 0.18% due 10/2/2014[3]	50,000	49,971
Thunder Bay Funding, LLC 0.17% due 10/15/2014[3]	40,052	40,027
Reckitt Benckiser Treasury Services PLC 0.25% due 12/10/2014[3]	40,000	39,966
Canadian Imperial Bank of Commerce 0.16% due 7/31/2014	30,000	30,002
Total short-term securities (cost: $10,920,233,000)		10,921,098
Total investment securities (cost: $86,495,683,000)		128,275,400
Other assets less liabilities		(207,599)
Net assets		128,067,801

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $2,917,181,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	7/18/2014	UBS AG	$36,258	A$39,300	$ (747)
Euros	7/9/2014	HSBC Bank	$146,112	€106,365	461
Euros	7/10/2014	JPMorgan Chase	$88,446	€65,000	(563)
Euros	7/16/2014	UBS AG	$40,064	€29,560	(415)
Euros	7/16/2014	HSBC Bank	$68,158	€50,000	(312)
Euros	7/23/2014	Bank of America, N.A.	$216,875	€160,000	(2,234)
Euros	7/30/2014	Citibank	$76,115	€55,900	(439)
Japanese yen	7/10/2014	Bank of New York Mellon	$26,597	¥2,750,000	(327)
Japanese yen	7/11/2014	Bank of America, N.A.	$160,338	¥16,300,000	(577)
Japanese yen	7/11/2014	JPMorgan Chase	$64,805	¥6,686,950	(1,118)
Japanese yen	7/14/2014	HSBC Bank	$572,536	¥58,258,446	(2,611)
Japanese yen	7/15/2014	Barclays Bank PLC	$410,003	¥41,957,500	(4,219)
Japanese yen	7/22/2014	Barclays Bank PLC	$323,626	¥33,042,500	(2,602)
Japanese yen	7/31/2014	Bank of America, N.A.	$64,407	¥6,545,000	(217)
Swiss francs	7/14/2014	Citibank	$145,687	CHF130,280	(1,241)
					$(17,161)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2014, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares			Ending shares or	interest income	6/30/2014
	or principal amount	Additions	Reductions	principal amount	(000)	(000)

Murata Manufacturing Co., Ltd.	14,705,400	—	—	14,705,400	$ —	$1,376,259
Nintendo Co., Ltd.	10,185,600	—	—	10,185,600	—	1,219,095
UCB SA	9,315,505	2,019,319	—	11,334,824	13,589	959,649
Infineon Technologies AG	56,470,947	—	—	56,470,947	—	705,906
International Consolidated
Airlines Group, SA (CDI)[1]	111,313,540	—	—	111,313,540	—	705,810
Power Grid Corp. of India Ltd.	296,023,422	—	—	296,023,422	—	685,119
First Quantum Minerals Ltd.	29,232,081	740,100	—	29,972,181	2,138	640,987
Fairfax Financial Holdings Ltd.	826,291	—	—	826,291	—	390,425
Fairfax Financial Holdings Ltd.
(CAD denominated)	525,000	—	—	525,000	—	249,066
Bank of Ireland[1]	1,871,511,153	247,148,800	294,500,000	1,824,159,953	—	614,643
Bank of Ireland 10.24% (unaudited)	€5,190,000	—	€5,190,000	—	122	—
Deutsche Lufthansa AG	27,172,815	—	—	27,172,815	14,354	583,417
Ctrip.com International, Ltd. (ADR)[1]	8,414,000	—	—	8,414,000	—	538,833
Gemalto NV	4,804,745	—	—	4,804,745	2,119	498,041
Sysmex Corp.	13,183,600	—	—	13,183,600	694	495,174
Eurobank Ergasias SA1	—	800,389,651	—	800,389,651	—	404,414
China Resources Gas Group Ltd.	91,800,000	26,620,000	—	118,420,000	3,055	372,813
Chr. Hansen Holding A/S	7,573,000	—	—	7,573,000	—	318,923
Fuji Media Holdings, Inc.	6,769,000	8,585,000	—	15,354,000	(241)	266,749
Nokian Renkaat Oyj	6,677,000	—	—	6,677,000	11,355	260,570
Air France-KLM[1]	11,477,262	8,023,458	—	19,500,720	—	245,715
Paddy Power PLC	3,077,308	126,692	—	3,204,000	—	210,587
Carnival PLC[6]	9,745,000	—	1,300,000	8,445,000	2,436	—
NetEase, Inc. (ADR)[6]	6,959,167	—	3,427,000	3,532,167	2,182	—
					$51,803	$11,742,195

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,098,400,000, which represented 1.64% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $283,961,000, which represented ..22% of the net assets of the fund.

5A portion of this security was pledged as collateral. The total value of pledged collateral was $6,858,000, which represented less than .01% of the net assets of the fund.

6Unaffiliated issuer at 6/30/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$26,349,399	$—	$1,103	$26,350,502
	Consumer discretionary	16,508,596	—	—	16,508,596
	Information technology	16,255,068	—	—	16,255,068
	Health care	15,587,898	—	—	15,587,898
	Industrials	10,747,792	—	—	10,747,792
	Consumer staples	9,699,781	—	—	9,699,781
	Telecommunication services	5,085,082	—	—	5,085,082
	Materials	4,437,466	282,858	—	4,720,324
	Energy	$ 3,259,796	$ —	$ —	$ 3,259,796
	Utilities	2,274,267	—	—	2,274,267
	Miscellaneous	6,189,654	—	—	6,189,654
	Rights & warrants	2,394	—	—	2,394
	Bonds, notes & other debt instruments	—	673,148	—	673,148
	Short-term securities	—	10,921,098	—	10,921,098
Total		$116,397,193	$11,877,104	$1,103	$128,275,400

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 461	$—	$ 461
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(17,622)	—	(17,622)
Total		$—	$(17,161)	$—	$(17,161)

*Securities with a value of $102,167,991,000, which represented 79.78% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$42,014,331
Gross unrealized depreciation on investment securities	(1,273,513)
Net unrealized appreciation on investment securities	40,740,818
Cost of investment securities for federal income tax purposes	87,534,582

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD = Canadian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-0814O-S42158

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2014